Derivative financial instruments - Summary of tenor of nominal amount of hedges (Details) - Fair value hedges - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	$ 387	$ 368
Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	16,862	17,032
Within one year | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	239	0
Within one year | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,857	1,307
1 to 2 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	216
1 to 2 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,716	2,238
2 to 3 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	148	0
2 to 3 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,933	1,971
3 to 4 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	152
3 to 4 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,441	2,244
4 to 5 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
4 to 5 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,741	1,845
5 to 10 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
5 to 10 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	4,164	4,869
Over 10 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Over 10 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	$ 4,010	$ 2,558